NATIONWIDE VL

SEPARATE

ACCOUNT-C

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

3

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio: Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

4

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)1

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	675	$20,074	$24,860	$-	$24,860	$5	$24,855
ALVIVA	16,965	267,109	266,683	-	266,683	-	266,683
ACVCA	9	121	159	29	188	-	188
ACVI	95	1,425	1,404	11	1,415	-	1,415
ACVIG	60,939	565,122	653,268	20	653,288	-	653,288
ACVMV1	7,682	138,791	192,199	-	192,199	4	192,195
ACVU1	1,358	26,122	42,599	-	42,599	22	42,577
ACVV	6,227	76,112	85,119	20	85,139	-	85,139
AMVGR2	7,798	743,338	984,705	9	984,714	-	984,714
AMVI2	7,498	178,624	169,464	-	169,464	-	169,464
PIHYB1	1,355	11,974	12,658	-	12,658	4	12,654
MLVLC2	128	3,309	2,728	-	2,728	21	2,707
DCAP	19,006	757,266	1,021,018	29	1,021,047	-	1,021,047
DSIF	243,213	12,816,815	18,924,368	9	18,924,377	-	18,924,377
DSRG	143	5,140	8,330	4	8,334	-	8,334
DVSCS	177,686	2,700,031	4,184,508	-	4,184,508	31	4,184,477
CVSPIP	23,142	3,350,550	4,631,500	5	4,631,505	-	4,631,505
FQB	75	807	846	-	846	8	838
FCS	10,383	523,027	560,692	9	560,701	-	560,701
FEIS	1,433	32,125	37,221	-	37,221	312	36,909
FGOS	8,727	341,986	689,923	-	689,923	30	689,893
FGS	58,045	4,273,797	5,903,140	22	5,903,162	-	5,903,162
FHIS	1,484	7,737	7,732	6	7,738	-	7,738
FIGBS	12,190	165,711	160,664	-	160,664	5	160,659
FMCS	4,287	187,803	174,190	-	174,190	18	174,172
FOS	2,881	64,378	83,924	13	83,937	-	83,937
FVSS	162	2,248	2,656	-	2,656	8	2,648
FTVSV2	132,029	1,644,599	2,315,793	10	2,315,803	-	2,315,803
TIF2	177	2,317	2,410	-	2,410	8	2,402
GVMCE	2,213	35,987	43,188	8	43,196	-	43,196
AVIE	92	3,380	3,800	-	3,800	3	3,797
OVAG	94	7,568	10,802	22	10,824	-	10,824
OVGI	31	863	1,109	-	1,109	4	1,105
OVGR	9,632	593,828	788,476	-	788,476	8	788,468
OVGS	13,058	574,757	747,162	7	747,169	-	747,169
WRMCG	19,740	280,974	352,203	28	352,231	-	352,231
WRRESP	4,189	33,138	40,917	17	40,934	-	40,934
JPMMV1	45,664	452,185	609,162	16	609,178	-	609,178
JABS	5,452	223,746	289,735	6	289,741	-	289,741
JACAS	665	26,249	37,643	8	37,651	-	37,651
JAGTS	3,956	41,941	82,723	-	82,723	16	82,707
JAIGS	27,488	863,880	1,127,558	11	1,127,569	-	1,127,569
LZREMS	1,586	35,559	34,664	5	34,669	-	34,669
BNCAI	565	35,674	51,766	36	51,802	-	51,802
LOVBD	37,334	435,650	459,209	9	459,218	-	459,218
LOVMCV	-	1	2	-	2	2	-
MV2RIS	5,341	86,548	100,625	-	100,625	4	100,621
MVBRES	22,845	1,095,558	1,546,861	7	1,546,868	-	1,546,868
MVFSC	53,207	1,015,018	1,285,492	11	1,285,503	-	1,285,503
MVIVSC	20,741	611,764	766,588	-	766,588	8	766,580
MSEM	1,350	10,114	9,721	-	9,721	8	9,713
MSVMG	63	925	1,075	23	1,098	-	1,098
MSVRE	2,680	55,785	62,891	57	62,948	-	62,948

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
EIF	38	624	873	-	873	17	856
GBF	47,565	525,229	517,032	13	517,045	-	517,045
GEM	8	116	107	-	107	4	103
GIG	66,858	640,974	852,439	-	852,439	7	852,432
GVDMA	-	2	3	-	3	3	-
GVIDM	29,529	337,952	388,009	4	388,013	-	388,013
HIBF	176,633	1,176,929	1,156,948	5	1,156,953	-	1,156,953
MCIF	338,281	6,433,658	9,360,224	-	9,360,224	47	9,360,177
MSBF	328	2,913	3,004	-	3,004	12	2,992
NVAMVX	341	4,382	6,768	-	6,768	6	6,762
NVBX	725,270	8,032,253	7,753,140	-	7,753,140	1	7,753,139
NVCCN1	1,404	14,309	15,934	-	15,934	7	15,927
NVCMA1	2,699	25,166	30,312	7	30,319	-	30,319
NVCMC1	305	3,258	3,686	8	3,694	-	3,694
NVCMD1	48	532	592	9	601	-	601
NVCRA1	9	87	119	6	125	-	125
NVMLG1	4,850	50,427	50,824	9	50,833	-	50,833
NVMMG1	85	925	984	-	984	12	972
NVOLG1	201	3,425	4,838	3	4,841	-	4,841
SAM5	99,730,017	99,730,017	99,730,017	-	99,730,017	9	99,730,008
SCF	39,385	658,108	1,019,680	52	1,019,732	-	1,019,732
SCGF	33	554	654	-	654	18	636
SCVF	1,048	11,701	12,135	-	12,135	26	12,109
TRF	10,461	128,089	284,749	-	284,749	8	284,741
AMCG	15	635	622	34	656	-	656
AMSRS	23,603	621,213	874,023	5	874,028	-	874,028
PMVAAA	1,720	16,656	19,796	-	19,796	10	19,786
PMVHYA	36,955	288,111	293,424	23	293,447	-	293,447
PMVLDA	65,708	682,030	672,192	23	672,215	-	672,215
PMVRRA	28,645	395,263	400,744	63	400,807	-	400,807
PMVTRA	558,544	6,193,300	6,009,933	-	6,009,933	14	6,009,919
ROCMC	8,168	118,929	120,640	17	120,657	-	120,657
TRBCGP	9,367	371,333	497,577	20	497,597	-	497,597
TREI2	7,715	201,216	230,759	47	230,806	-	230,806
TRLT1	1,027,032	5,120,260	5,042,729	-	5,042,729	1	5,042,728
TRMCG2	12,591	349,961	406,955	55	407,010	-	407,010
TRNAG1	133	3,973	5,144	33	5,177	-	5,177
VWEM	30,909	405,205	445,092	-	445,092	26	445,066
VWHA	68	1,158	1,817	-	1,817	28	1,789
SVOF	20	667	703	9	712	-	712

Total (unaudited)			$185,813,354	$912	$185,814,266	$785	$185,813,481

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0 or the balances are minimal and round to $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIA	ALVIVA	ACVCA	ACVI	ACVIG	ACVMV1	ACVU1
Reinvested dividends	$1,016,426	190	5,403	-	2	6,610	2,108	-
Mortality and expense risk charges (note 3)	(186,362)	(23)	(444)	-	(1)	(612)	(182)	(39)

Net investment income (loss)	830,064	167	4,959	-	1	5,998	1,926	(39)

Realized gain (loss) on investments	5,742,309	(5)	22,755	2	618	990	1,554	291
Change in unrealized gain (loss) on investments	3,686,394	5,316	(12,350)	(4)	(569)	30,751	33,300	5,271

Net gain (loss) on investments	9,428,703	5,311	10,405	(2)	49	31,741	34,854	5,562

Reinvested capital gains	4,132,495	-	-	19	40	87,234	-	2,531

Net increase (decrease) in contract owners’ equity resulting from operations	$14,391,262	5,478	15,364	17	90	124,973	36,780	8,054

Investment Activity*:	ACVV	AMVGR2	AMVI2	PIHYB1	MLVLC2	DCAP	DSIF	DSRG
Reinvested dividends	$3,263	2,675	4,301	649	33	4,003	220,414	58
Mortality and expense risk charges (note 3)	(166)	(1,360)	(306)	(12)	(3)	(920)	(20,365)	(7)

Net investment income (loss)	3,097	1,315	3,995	637	30	3,083	200,049	51

Realized gain (loss) on investments	29,876	402,008	13,335	28	-	1,631	1,811,121	98
Change in unrealized gain (loss) on investments	(2,117)	(333,976)	(20,727)	27	(603)	129,089	1,970,429	1,490

Net gain (loss) on investments	27,759	68,032	(7,392)	55	(603)	130,720	3,781,550	1,588

Reinvested capital gains	-	218,831	-	-	1,185	84,000	968,102	169

Net increase (decrease) in contract owners’ equity resulting from operations	$30,856	288,178	(3,397)	692	612	217,803	4,949,701	1,808

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DVSCS	CVSPIP	FQB	FCS	FEIS	FGOS	FGS	FHIS
Reinvested dividends	$31,390	56,150	22	121	675	-	-	404
Mortality and expense risk charges (note 3)	(4,555)	(4,209)	(1)	(828)	(35)	(689)	(5,834)	(7)

Net investment income (loss)	26,835	51,941	21	(707)	640	(689)	(5,834)	397

Realized gain (loss) on investments	610,656	41,306	3	63,125	521	4,857	388,922	(18)
Change in unrealized gain (loss) on investments	361,084	744,266	(45)	(10,164)	2,417	8,690	(396,097)	(45)

Net gain (loss) on investments	971,740	785,572	(42)	52,961	2,938	13,547	(7,175)	(63)

Reinvested capital gains	64,276	204,585	8	53,100	4,160	60,010	1,211,501	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,851	1,042,098	(13)	105,354	7,738	72,868	1,198,492	334

Investment Activity*:	FIGBS	FMCS	FOS	FVSS	FTVSV2	TIF2	GVMCE	AVIE
Reinvested dividends	$2,897	852	351	36	24,400	47	188	49
Mortality and expense risk charges (note 3)	(119)	(262)	(82)	(3)	(2,433)	(3)	(40)	(4)

Net investment income (loss)	2,778	590	269	33	21,967	44	148	45

Realized gain (loss) on investments	367	20,231	192	7	80,035	9	372	35
Change in unrealized gain (loss) on investments	(7,756)	(23,167)	7,398	436	361,574	48	4,386	(122)

Net gain (loss) on investments	(7,389)	(2,936)	7,590	443	441,609	57	4,758	(87)

Reinvested capital gains	3,672	26,164	5,877	210	64,609	-	5,538	258

Net increase (decrease) in contract owners’ equity resulting from operations	$(939)	23,818	13,736	686	528,185	101	10,444	216

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVAG	OVGI	OVGR	OVGS	WRMCG	WRRESP	JPMMV1	JABS
Reinvested dividends	$-	7	-	-	-	317	7,144	1,814
Mortality and expense risk charges (note 3)	(11)	(1)	(809)	(1,171)	(549)	(35)	(728)	(277)

Net investment income (loss)	(11)	6	(809)	(1,171)	(549)	282	6,416	1,537

Realized gain (loss) on investments	202	10	83,719	295,035	170,039	(187)	53,455	1,665
Change in unrealized gain (loss) on investments	467	170	39,701	(130,342)	(154,061)	12,075	106,662	36,803

Net gain (loss) on investments	669	180	123,420	164,693	15,978	11,888	160,117	38,468

Reinvested capital gains	1,111	59	39,798	44,887	80,556	534	39,356	1,992

Net increase (decrease) in contract owners’ equity resulting from operations	$1,769	245	162,409	208,409	95,985	12,704	205,889	41,997

Investment Activity*:	JACAS	JAGTS	JAIGS	LZREMS	BNCAI	LOVBD	MV2RIS	MVBRES
Reinvested dividends	$-	91	11,395	652	-	13,947	669	12,910
Mortality and expense risk charges (note 3)	(35)	(80)	(1,197)	(59)	(48)	(464)	(99)	(1,412)

Net investment income (loss)	(35)	11	10,198	593	(48)	13,483	570	11,498

Realized gain (loss) on investments	299	2,865	1,881	1,739	160	2,084	614	13,885
Change in unrealized gain (loss) on investments	2,335	(500)	119,718	(1,710)	6,912	(8,466)	4,253	230,916

Net gain (loss) on investments	2,634	2,365	121,599	29	7,072	(6,382)	4,867	244,801

Reinvested capital gains	4,404	10,420	-	-	1,137	7,379	4,812	98,272

Net increase (decrease) in contract owners’ equity resulting from operations	$7,003	12,796	131,797	622	8,161	14,480	10,249	354,571

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	EIF	GBF	GEM
Reinvested dividends	$16,019	1,265	511	-	1,186	11	8,710	542
Mortality and expense risk charges (note 3)	(1,460)	(1,221)	(10)	(1)	(101)	(1)	(915)	(14)

Net investment income (loss)	14,559	44	501	(1)	1,085	10	7,795	528

Realized gain (loss) on investments	104,125	302,153	(4)	45	10,645	11	(4,779)	(3,873)
Change in unrealized gain (loss) on investments	180,786	(197,578)	(716)	(637)	5,177	122	(9,555)	(27)

Net gain (loss) on investments	284,911	104,575	(720)	(592)	15,822	133	(14,334)	(3,900)

Reinvested capital gains	31,486	24,527	-	461	-	9	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$330,956	129,146	(219)	(132)	16,907	152	(6,539)	(3,372)

Investment Activity*:	GIG	GVIDM	HIBF	MCIF	MSBF	NVAMVX	NVBX	NVCCN1
Reinvested dividends	$21,592	724	54,560	108,906	166	84	162,870	34
Mortality and expense risk charges (note 3)	(848)	(398)	(1,268)	(10,261)	(3)	(7)	(7,150)	(15)

Net investment income (loss)	20,744	326	53,292	98,645	163	77	155,720	19

Realized gain (loss) on investments	8,487	96	(503)	686,522	13	85	92,081	46
Change in unrealized gain (loss) on investments	68,328	31,348	471	1,279,562	(23)	1,621	(422,211)	587

Net gain (loss) on investments	76,815	31,444	(32)	1,966,084	(10)	1,706	(330,130)	633

Reinvested capital gains	-	4,328	-	173,588	-	-	33,478	36

Net increase (decrease) in contract owners’ equity resulting from operations	$97,559	36,098	53,260	2,238,317	153	1,783	(140,932)	688

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVMLG1	NVMMG1	NVOLG1	SAM5
Reinvested dividends	$71	9	2	-	-	1	21	24
Mortality and expense risk charges (note 3)	(29)	(4)	-	-	(44)	(1)	(4)	(95,525)

Net investment income (loss)	42	5	2	-	(44)	-	17	(95,501)

Realized gain (loss) on investments	(170)	12	(1)	1	(519)	11	51	-
Change in unrealized gain (loss) on investments	4,885	299	72	19	7,727	(199)	1,002	-

Net gain (loss) on investments	4,715	311	71	20	7,208	(188)	1,053	-

Reinvested capital gains	-	1	-	-	7,665	139	75	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,757	317	73	20	14,829	(49)	1,145	(95,501)

Investment Activity*:	SCF	SCGF	SCVF	TRF	AMCG	AMSRS	PMVAAA	PMVHYA
Reinvested dividends	$-	-	-	2,048	-	3,076	2,148	12,358
Mortality and expense risk charges (note 3)	(1,298)	(1)	(11)	(258)	-	(801)	(19)	(277)

Net investment income (loss)	(1,298)	(1)	(11)	1,790	-	2,275	2,129	12,081

Realized gain (loss) on investments	167,029	4	(197)	1,614	(346)	1,389	211	612
Change in unrealized gain (loss) on investments	193,835	4	3,245	35,624	(234)	146,607	501	(2,947)

Net gain (loss) on investments	360,864	8	3,048	37,238	(580)	147,996	712	(2,335)

Reinvested capital gains	10,691	56	-	12,029	590	15,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$370,257	63	3,037	51,057	10	166,001	2,841	9,746

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLDA	PMVRRA	PMVTRA	ROCMC	TRBCGP	TREI2	TRLT1	TRMCG2
Reinvested dividends	$3,960	30,545	109,931	-	-	3,008	51,057	-
Mortality and expense risk charges (note 3)	(925)	(633)	(6,220)	(211)	(608)	(457)	(3,927)	(396)

Net investment income (loss)	3,035	29,912	103,711	(211)	(608)	2,551	47,130	(396)

Realized gain (loss) on investments	(6,725)	49,298	6,295	22,115	117,806	259	57,957	2,342
Change in unrealized gain (loss) on investments	(3,860)	(46,801)	(449,328)	(6,797)	(66,327)	27,814	(145,781)	7,608

Net gain (loss) on investments	(10,585)	2,497	(443,033)	15,318	51,479	28,073	(87,824)	9,950

Reinvested capital gains	-	-	256,686	5,237	52,975	16,118	30,595	42,627

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,550)	32,409	(82,636)	20,344	103,846	46,742	(10,099)	52,181

Investment Activity*:	TRNAG1	VWEM	VWHA	SVOF
Reinvested dividends	$-	4,742	8	-
Mortality and expense risk charges (note 3)	(4)	(516)	(1)	-

Net investment income (loss)	(4)	4,226	7	-

Realized gain (loss) on investments	100	4,859	30	735
Change in unrealized gain (loss) on investments	(146)	(81,051)	263	(58)

Net gain (loss) on investments	(46)	(76,192)	293	677

Reinvested capital gains	958	11,581	-	33

Net increase (decrease) in contract owners’ equity resulting from operations	$908	(60,385)	300	710

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period or the activity is minimal and rounds to $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIA		ALVIVA		ACVCA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$830,064	1,072,258	167	237	4,959	1,808	-	-
Realized gain (loss) on investments	5,742,309	(1,039,817)	(5)	(5,564)	22,755	(5,625)	2	-
Change in unrealized gain (loss) on investments	3,686,394	8,732,751	5,316	1,754	(12,350)	10,913	(4)	33
Reinvested capital gains	4,132,495	3,321,031	-	959	-	-	19	13

Net increase (decrease) in contract owners’ equity resulting from operations	14,391,262	12,086,223	5,478	(2,614)	15,364	7,096	17	46

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	707,632	373,360	(1,209)	(34)	151,172	837	-	-
Transfers between funds	-	-	1,035	(32,165)	(15,191)	11,011	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,507,166)	(3,056,421)	(85)	(306)	(1,729)	(4,016)	(8)	(7)
Adjustments to maintain reserves	(7)	1,154	(5)	21	-	2	10	11

Net equity transactions	(2,799,541)	(2,681,907)	(264)	(32,484)	134,252	7,834	2	4

Net change in contract owners’ equity	11,591,721	9,404,316	5,214	(35,098)	149,616	14,930	19	50
Contract owners’ equity at beginning of period	174,221,760	164,817,444	19,641	54,739	117,067	102,137	169	119

Contract owners’ equity at end of period	$185,813,481	174,221,760	24,855	19,641	266,683	117,067	188	169

CHANGE IN UNITS:
Beginning units	10,380,908	10,317,422	431	1,254	12,030	10,733	3	3
Units purchased	1,529,076	6,891,308	-	187	16,659	1,794	-	-
Units surrendered	(747,180)	(6,827,822)	(5)	(1,010)	(3,969)	(497)	-	-

Ending units	11,162,804	10,380,908	426	431	24,720	12,030	3	3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVI		ACVIG		ACVMV1		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1	3,390	5,998	8,658	1,926	2,366	(39)	(42)
Realized gain (loss) on investments	618	238,203	990	12,109	1,554	79	291	3,411
Change in unrealized gain (loss) on investments	(569)	(285,523)	30,751	9,339	33,300	(1,817)	5,271	5,524
Reinvested capital gains	40	12,758	87,234	23,668	-	-	2,531	3,450

Net increase (decrease) in contract owners’ equity resulting from operations	90	(31,172)	124,973	53,774	36,780	628	8,054	12,343

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(6,992)	(32)	-	(318)	-	-	-	6
Transfers between funds	658	(848,728)	-	(55,016)	-	-	-	(16,899)
Surrenders (notes 2, 3, 4, 5 and 6)	6,283	(20,130)	(4,533)	(4,008)	(5,844)	(6,136)	(852)	(835)
Adjustments to maintain reserves	11	(4)	20	10	-	(5)	(32)	43

Net equity transactions	(40)	(868,894)	(4,513)	(59,332)	(5,844)	(6,141)	(884)	(17,685)

Net change in contract owners’ equity	50	(900,066)	120,460	(5,558)	30,936	(5,513)	7,170	(5,342)
Contract owners’ equity at beginning of period	1,365	901,431	532,828	538,386	161,259	166,772	35,407	40,749

Contract owners’ equity at end of period	$1,415	1,365	653,288	532,828	192,195	161,259	42,577	35,407

CHANGE IN UNITS:
Beginning units	44	37,640	15,053	16,871	5,655	6,023	574	1,004
Units purchased	684	-	-	298	-	5,795	-	186
Units surrendered	(686)	(37,596)	(112)	(2,116)	(179)	(6,163)	(13)	(616)

Ending units	42	44	14,941	15,053	5,476	5,655	561	574

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		AMVGR2		AMVI2		PIHYB1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,097	1,317	1,315	1,508	3,995	324	637	640
Realized gain (loss) on investments	29,876	505	402,008	92,449	13,335	291	28	(19)
Change in unrealized gain (loss) on investments	(2,117)	(2,966)	(333,976)	423,275	(20,727)	8,568	27	(380)
Reinvested capital gains	-	1,547	218,831	29,580	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,856	403	288,178	546,812	(3,397)	9,183	692	241

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(189)	1	94,886	483	-	-
Transfers between funds	-	-	(803,563)	(200,150)	(5,743)	2,846	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(14,221)	(1,952)	(37,606)	(15,585)	(2,086)	(2,814)	(688)	(849)
Adjustments to maintain reserves	4	-	(17)	19	6	(6)	(13)	(6)

Net equity transactions	(14,217)	(1,952)	(841,375)	(215,715)	87,063	509	(701)	(855)

Net change in contract owners’ equity	16,639	(1,549)	(553,197)	331,097	83,666	9,692	(9)	(614)
Contract owners’ equity at beginning of period	68,500	70,049	1,537,911	1,206,814	85,798	76,106	12,663	13,277

Contract owners’ equity at end of period	$85,139	68,500	984,714	1,537,911	169,464	85,798	12,654	12,663

CHANGE IN UNITS:
Beginning units	1,330	1,372	31,433	37,988	5,021	5,066	354	380
Units purchased	3,680	139	-	32,711	5,511	160	-	-
Units surrendered	(3,681)	(181)	(14,918)	(39,266)	(444)	(205)	(19)	(26)

Ending units	1,329	1,330	16,515	31,433	10,088	5,021	335	354

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MLVLC2		DCAP		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$30	16	3,083	4,670	200,049	257,845	51	60
Realized gain (loss) on investments	-	(31)	1,631	904	1,811,121	945,642	98	14
Change in unrealized gain (loss) on investments	(603)	201	129,089	94,584	1,970,429	789,587	1,490	1,207
Reinvested capital gains	1,185	181	84,000	54,758	968,102	1,140,874	169	71

Net increase (decrease) in contract owners’ equity resulting from operations	612	367	217,803	154,916	4,949,701	3,133,948	1,808	1,352

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(224)	(20)	157,539	4,132	-	-
Transfers between funds	-	-	190	(1,323)	(5,476,322)	(2,626,370)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(133)	(147)	(6,647)	(5,677)	(271,561)	(296,564)	(405)	(418)
Adjustments to maintain reserves	(3)	(19)	10	38	(29)	113	2	(13)

Net equity transactions	(136)	(166)	(6,671)	(6,982)	(5,590,373)	(2,918,689)	(403)	(431)

Net change in contract owners’ equity	476	201	211,132	147,934	(640,672)	215,259	1,405	921
Contract owners’ equity at beginning of period	2,231	2,030	809,915	661,981	19,565,049	19,349,790	6,929	6,008

Contract owners’ equity at end of period	$2,707	2,231	1,021,047	809,915	18,924,377	19,565,049	8,334	6,929

CHANGE IN UNITS:
Beginning units	57	62	18,724	18,855	478,765	540,231	212	228
Units purchased	-	-	780	587	23,213	520,219	-	-
Units surrendered	(3)	(5)	(842)	(718)	(141,109)	(581,685)	(11)	(16)

Ending units	54	57	18,662	18,724	360,869	478,765	201	212

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		CVSPIP		FQB		FCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$26,835	31,185	51,941	53,762	21	24	(707)	(78)
Realized gain (loss) on investments	610,656	(647,639)	41,306	8,694	3	4	63,125	41,821
Change in unrealized gain (loss) on investments	361,084	855,641	744,266	536,144	(45)	39	(10,164)	13,652
Reinvested capital gains	64,276	207,711	204,585	110,358	8	3	53,100	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,851	446,898	1,042,098	708,958	(13)	70	105,354	56,500

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(48,039)	-	-	-	-	-	217,372	765
Transfers between funds	(1,197,864)	(143,720)	-	3,149,621	-	-	11,878	(76,176)
Surrenders (notes 2, 3, 4, 5 and 6)	(49,685)	(43,604)	(167,597)	(104,244)	(48)	(63)	(6,546)	(8,626)
Adjustments to maintain reserves	(61)	17	8	11	(6)	9	32	(34)

Net equity transactions	(1,295,649)	(187,307)	(167,589)	3,045,388	(54)	(54)	222,736	(84,071)

Net change in contract owners’ equity	(232,798)	259,591	874,509	3,754,346	(67)	16	328,090	(27,571)
Contract owners’ equity at beginning of period	4,417,275	4,157,684	3,756,996	2,650	905	889	232,611	260,182

Contract owners’ equity at end of period	$4,184,477	4,417,275	4,631,505	3,756,996	838	905	560,701	232,611

CHANGE IN UNITS:
Beginning units	90,121	95,468	169,432	141	33	35	3,816	5,393
Units purchased	741	99,254	-	350,642	-	-	3,507	161
Units surrendered	(23,116)	(104,601)	(6,618)	(181,351)	(2)	(2)	(95)	(1,738)

Ending units	67,746	90,121	162,814	169,432	31	33	7,228	3,816

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIS		FGOS		FGS		FHIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$640	456	(689)	(509)	(5,834)	(2,557)	397	367
Realized gain (loss) on investments	521	(260)	4,857	26,490	388,922	692,992	(18)	(52)
Change in unrealized gain (loss) on investments	2,417	187	8,690	201,620	(396,097)	1,187,937	(45)	(145)
Reinvested capital gains	4,160	1,309	60,010	26,187	1,211,501	507,963	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,738	1,692	72,868	253,788	1,198,492	2,386,335	334	170

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(5,622)	-	-	(450)	28	(426)	-	-
Transfers between funds	7,517	-	-	(4,564)	(717,227)	(1,585,023)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,655)	(1,950)	(6,094)	(4,785)	(170,702)	(134,973)	(421)	(534)
Adjustments to maintain reserves	(297)	(31)	(36)	(3)	1	5	2	(7)

Net equity transactions	(2,057)	(1,981)	(6,130)	(9,802)	(887,900)	(1,720,417)	(419)	(541)

Net change in contract owners’ equity	5,681	(289)	66,738	243,986	310,592	665,918	(85)	(371)
Contract owners’ equity at beginning of period	31,228	31,517	623,155	379,169	5,592,570	4,926,652	7,823	8,194

Contract owners’ equity at end of period	$36,909	31,228	689,893	623,155	5,903,162	5,592,570	7,738	7,823

CHANGE IN UNITS:
Beginning units	862	926	9,587	9,747	111,143	140,404	324	348
Units purchased	4,667	-	700	871	4,534	741	-	-
Units surrendered	(4,712)	(64)	(738)	(1,031)	(20,128)	(30,002)	(17)	(24)

Ending units	817	862	9,549	9,587	95,549	111,143	307	324

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIGBS		FMCS		FOS		FVSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,778	532	590	174	269	124	33	20
Realized gain (loss) on investments	367	135	20,231	410	192	360	7	(50)
Change in unrealized gain (loss) on investments	(7,756)	1,858	(23,167)	9,437	7,398	11,350	436	67
Reinvested capital gains	3,672	10	26,164	-	5,877	213	210	99

Net increase (decrease) in contract owners’ equity resulting from operations	(939)	2,535	23,818	10,021	13,736	12,047	686	136

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,168	62,919	77,642	525	(9,130)	126	-	-
Transfers between funds	71,566	-	13,788	(6,080)	8,607	39,464	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,855)	(1,864)	(1,959)	(2,413)	(374)	(802)	(135)	(120)
Adjustments to maintain reserves	(15)	14	(30)	5	1	18	(8)	(6)

Net equity transactions	71,864	61,069	89,441	(7,963)	(896)	38,806	(143)	(126)

Net change in contract owners’ equity	70,925	63,604	113,259	2,058	12,840	50,853	543	10
Contract owners’ equity at beginning of period	89,734	26,130	60,913	58,855	71,097	20,244	2,105	2,095

Contract owners’ equity at end of period	$160,659	89,734	174,172	60,913	83,937	71,097	2,648	2,105

CHANGE IN UNITS:
Beginning units	4,534	1,441	1,489	1,695	2,592	855	53	57
Units purchased	3,899	3,191	1,954	16	1,182	2,345	-	-
Units surrendered	(248)	(98)	(42)	(222)	(1,272)	(608)	(3)	(4)

Ending units	8,185	4,534	3,401	1,489	2,502	2,592	50	53

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVSV2		TIF2		GVMCE		AVIE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21,967	36,854	44	69	148	163	45	75
Realized gain (loss) on investments	80,035	(464,265)	9	604	372	(309)	35	-
Change in unrealized gain (loss) on investments	361,574	439,358	48	(865)	4,386	2,038	(122)	295
Reinvested capital gains	64,609	166,292	-	-	5,538	490	258	76

Net increase (decrease) in contract owners’ equity resulting from operations	528,185	178,239	101	(192)	10,444	2,382	216	446

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,620	267	(2,099)	-	-	-	-	-
Transfers between funds	(347,001)	(524,893)	1,996	(12,466)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(54,567)	(50,133)	(35)	(176)	(2,110)	(2,064)	(207)	(227)
Adjustments to maintain reserves	34	(26)	4	7	(8)	(8)	(15)	26

Net equity transactions	(360,914)	(574,785)	(134)	(12,635)	(2,118)	(2,072)	(222)	(201)

Net change in contract owners’ equity	167,271	(396,546)	(33)	(12,827)	8,326	310	(6)	245
Contract owners’ equity at beginning of period	2,148,532	2,545,078	2,435	15,262	34,870	34,560	3,803	3,558

Contract owners’ equity at end of period	$2,315,803	2,148,532	2,402	2,435	43,196	34,870	3,797	3,803

CHANGE IN UNITS:
Beginning units	62,841	78,223	96	608	641	688	107	114
Units purchased	991	19	-	-	-	-	-	-
Units surrendered	(9,733)	(15,401)	(5)	(512)	(34)	(47)	(6)	(7)

Ending units	54,099	62,841	91	96	607	641	101	107

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVGI		OVGR		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11)	(5)	6	11	(809)	(518)	(1,171)	5,869
Realized gain (loss) on investments	202	51	10	1	83,719	2,827	295,035	58,981
Change in unrealized gain (loss) on investments	467	2,134	170	16	39,701	86,783	(130,342)	197,879
Reinvested capital gains	1,111	621	59	81	39,798	80,108	44,887	42,824

Net increase (decrease) in contract owners’ equity resulting from operations	1,769	2,801	245	109	162,409	169,200	208,409	305,553

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(401)	-	(79)	27,964	(2,236)	-
Transfers between funds	-	-	250	-	1,889	-	(813,785)	(207,971)
Surrenders (notes 2, 3, 4, 5 and 6)	(549)	(534)	96	(58)	(34,560)	(6,949)	(33,779)	(15,940)
Adjustments to maintain reserves	7	4	8	(10)	(8)	(2)	(3)	(10)

Net equity transactions	(542)	(530)	(47)	(68)	(32,758)	21,013	(849,803)	(223,921)

Net change in contract owners’ equity	1,227	2,271	198	41	129,651	190,213	(641,394)	81,632
Contract owners’ equity at beginning of period	9,597	7,326	907	866	658,817	468,604	1,388,563	1,306,931

Contract owners’ equity at end of period	$10,824	9,597	1,105	907	788,468	658,817	747,169	1,388,563

CHANGE IN UNITS:
Beginning units	192	206	23	25	13,411	13,016	30,344	37,492
Units purchased	-	-	4	-	3,904	713	1,793	33,261
Units surrendered	(10)	(14)	(5)	(2)	(4,207)	(318)	(17,985)	(40,409)

Ending units	182	192	22	23	13,108	13,411	14,152	30,344

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRMCG		WRRESP		JPMMV1		JABS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(549)	(1,148)	282	468	6,416	9,554	1,537	3,131
Realized gain (loss) on investments	170,039	73,342	(187)	(559)	53,455	(27,986)	1,665	6,969
Change in unrealized gain (loss) on investments	(154,061)	120,487	12,075	(3,421)	106,662	(61,090)	36,803	14,337
Reinvested capital gains	80,556	41,867	534	2,276	39,356	45,922	1,992	3,454

Net increase (decrease) in contract owners’ equity resulting from operations	95,985	234,548	12,704	(1,236)	205,889	(33,600)	41,997	27,891

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(255)	-	-	-	(327)	-	-	655
Transfers between funds	(415,891)	(148,874)	-	-	(313,430)	(165,488)	-	127,484
Surrenders (notes 2, 3, 4, 5 and 6)	(14,164)	(7,244)	(1,882)	(2,043)	(21,553)	(9,808)	(5,531)	(6,035)
Adjustments to maintain reserves	38	2	13	5	4	2	13	(36)

Net equity transactions	(430,272)	(156,116)	(1,869)	(2,038)	(335,306)	(175,294)	(5,518)	122,068

Net change in contract owners’ equity	(334,287)	78,432	10,835	(3,274)	(129,417)	(208,894)	36,479	149,959
Contract owners’ equity at beginning of period	686,518	608,086	30,099	33,373	738,595	947,489	253,262	103,303

Contract owners’ equity at end of period	$352,231	686,518	40,934	30,099	609,178	738,595	289,741	253,262

CHANGE IN UNITS:
Beginning units	18,666	24,895	1,123	1,205	17,944	23,621	5,437	2,529
Units purchased	91	18,879	-	-	289	19,943	1,201	4,372
Units surrendered	(10,518)	(25,108)	(59)	(82)	(6,827)	(25,620)	(1,345)	(1,464)

Ending units	8,239	18,666	1,064	1,123	11,406	17,944	5,293	5,437

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JACAS		JAGTS		JAIGS		LZREMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35)	1	11	(58)	10,198	8,386	593	328
Realized gain (loss) on investments	299	4,780	2,865	2,279	1,881	(248,552)	1,739	(986)
Change in unrealized gain (loss) on investments	2,335	3,305	(500)	17,945	119,718	299,683	(1,710)	(79)
Reinvested capital gains	4,404	1,959	10,420	5,318	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,003	10,045	12,796	25,484	131,797	59,517	622	(737)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(4,847)	(316)	-	-	-	-	15,446	185
Transfers between funds	4,391	(36,989)	-	-	-	(534,912)	4,262	(2,313)
Surrenders (notes 2, 3, 4, 5 and 6)	(458)	(938)	(4,322)	(4,152)	(7,901)	(23,317)	(369)	(534)
Adjustments to maintain reserves	-	27	(10)	(13)	8	5	3	(1)

Net equity transactions	(914)	(38,216)	(4,332)	(4,165)	(7,893)	(558,224)	19,342	(2,663)

Net change in contract owners’ equity	6,089	(28,171)	8,464	21,319	123,904	(498,707)	19,964	(3,400)
Contract owners’ equity at beginning of period	31,562	59,733	74,243	52,924	1,003,665	1,502,372	14,705	18,105

Contract owners’ equity at end of period	$37,651	31,562	82,707	74,243	1,127,569	1,003,665	34,669	14,705

CHANGE IN UNITS:
Beginning units	615	1,644	2,153	2,311	48,333	86,190	1,192	1,446
Units purchased	-	174	-	-	58	44,345	1,506	18
Units surrendered	(16)	(1,203)	(114)	(158)	(408)	(82,202)	(28)	(272)

Ending units	599	615	2,039	2,153	47,983	48,333	2,670	1,192

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BNCAI		LOVBD		MV2RIS		MVBRES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(48)	(57)	13,483	16,009	570	1,240	11,498	13,604
Realized gain (loss) on investments	160	65	2,084	1,221	614	1,365	13,885	4,583
Change in unrealized gain (loss) on investments	6,912	8,043	(8,466)	12,831	4,253	2,924	230,916	82,706
Reinvested capital gains	1,137	770	7,379	-	4,812	2,499	98,272	57,692

Net increase (decrease) in contract owners’ equity resulting from operations	8,161	8,821	14,480	30,061	10,249	8,028	354,571	158,585

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(203)	-	-	2,641	28,780	-	-
Transfers between funds	-	(19,354)	-	-	2,516	(2,516)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(548)	(551)	(14,905)	(18,776)	(6,221)	(21,673)	(45,515)	(46,768)
Adjustments to maintain reserves	14	26	(2)	7	2	(9)	9	4

Net equity transactions	(534)	(20,082)	(14,907)	(18,769)	(1,062)	4,582	(45,506)	(46,764)

Net change in contract owners’ equity	7,627	(11,261)	(427)	11,292	9,187	12,610	309,065	111,821
Contract owners’ equity at beginning of period	44,175	55,436	459,645	448,353	91,434	78,824	1,237,803	1,125,982

Contract owners’ equity at end of period	$51,802	44,175	459,218	459,645	100,621	91,434	1,546,868	1,237,803

CHANGE IN UNITS:
Beginning units	532	909	32,497	34,270	6,419	6,231	62,963	66,398
Units purchased	-	231	-	33,302	358	2,051	-	64,524
Units surrendered	(6)	(608)	(1,029)	(35,075)	(422)	(1,863)	(1,993)	(67,959)

Ending units	526	532	31,468	32,497	6,355	6,419	60,970	62,963

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVFSC		MVIVSC		MSEM		MSVMG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,559	14,890	44	7,436	501	441	(1)	-
Realized gain (loss) on investments	104,125	6,782	302,153	78,751	(4)	(19)	45	30
Change in unrealized gain (loss) on investments	180,786	(43,942)	(197,578)	117,736	(716)	95	(637)	667
Reinvested capital gains	31,486	58,115	24,527	26,170	-	-	461	93

Net increase (decrease) in contract owners’ equity resulting from operations	330,956	35,845	129,146	230,093	(219)	517	(132)	790

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,609	32,373	115	-	-	-	-	-
Transfers between funds	(388,484)	(49,731)	(779,500)	(138,642)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(48,157)	(44,871)	(33,280)	(16,181)	(546)	(704)	(69)	(56)
Adjustments to maintain reserves	9	11	(1)	(4)	(19)	21	63	(54)

Net equity transactions	(434,023)	(62,218)	(812,666)	(154,827)	(565)	(683)	(6)	(110)

Net change in contract owners’ equity	(103,067)	(26,373)	(683,520)	75,266	(784)	(166)	(138)	680
Contract owners’ equity at beginning of period	1,388,570	1,414,943	1,450,100	1,374,834	10,497	10,663	1,236	556

Contract owners’ equity at end of period	$1,285,503	1,388,570	766,580	1,450,100	9,713	10,497	1,098	1,236

CHANGE IN UNITS:
Beginning units	57,202	61,128	36,465	42,186	183	196	15	17
Units purchased	1,692	60,980	-	39,710	-	-	-	-
Units surrendered	(16,540)	(64,906)	(18,967)	(45,431)	(10)	(13)	-	(2)

Ending units	42,354	57,202	17,498	36,465	173	183	15	15

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVRE		EIF		GBF		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,085	690	10	12	7,795	6,210	528	(762)
Realized gain (loss) on investments	10,645	(7,392)	11	2	(4,779)	9,131	(3,873)	(214,160)
Change in unrealized gain (loss) on investments	5,177	(497)	122	(24)	(9,555)	(2,223)	(27)	77,708
Reinvested capital gains	-	738	9	30	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,907	(6,461)	152	20	(6,539)	13,118	(3,372)	(137,214)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,529	230	-	-	158,762	1,413	-	-
Transfers between funds	(6,001)	(5,539)	-	-	45,076	68,799	3,812	(697,917)
Surrenders (notes 2, 3, 4, 5 and 6)	(707)	(1,088)	(45)	(48)	502	(9,116)	(455)	(18,041)
Adjustments to maintain reserves	56	33	(26)	25	(1)	18	7	18

Net equity transactions	21,877	(6,364)	(71)	(23)	204,339	61,114	3,364	(715,940)

Net change in contract owners’ equity	38,784	(12,825)	81	(3)	197,800	74,232	(8)	(853,154)
Contract owners’ equity at beginning of period	24,164	36,989	775	778	319,245	245,013	111	853,265

Contract owners’ equity at end of period	$62,948	24,164	856	775	517,045	319,245	103	111

CHANGE IN UNITS:
Beginning units	530	674	25	26	14,955	12,018	3	26,895
Units purchased	574	6	-	-	12,318	3,373	12	-
Units surrendered	(112)	(150)	(2)	(1)	(1,779)	(436)	(12)	(26,892)

Ending units	992	530	23	25	25,494	14,955	3	3

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVIDM		GVIX2		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,744	7,089	326	(56)	-	-	53,292	53,762
Realized gain (loss) on investments	8,487	2,504	96	(434)	-	-	(503)	(875)
Change in unrealized gain (loss) on investments	68,328	43,264	31,348	20,778	-	-	471	6,782
Reinvested capital gains	-	-	4,328	18,299	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,559	52,857	36,098	38,587	-	-	53,260	59,669

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(3,451)	859	12,334	-	22,657	168
Transfers between funds	-	-	3,050	284,548	(13,742)	-	(372)	3,239
Surrenders (notes 2, 3, 4, 5 and 6)	(27,293)	(29,088)	(3,460)	(3,633)	1,407	-	(8,159)	(13,261)
Adjustments to maintain reserves	(7)	11	(11)	11	1	-	(1)	5

Net equity transactions	(27,300)	(29,077)	(3,872)	281,785	-	-	14,125	(9,849)

Net change in contract owners’ equity	70,259	23,780	32,226	320,372	-	-	67,385	49,820
Contract owners’ equity at beginning of period	782,173	758,393	355,787	35,415	-	-	1,089,568	1,039,748

Contract owners’ equity at end of period	$852,432	782,173	388,013	355,787	-	-	1,156,953	1,089,568

CHANGE IN UNITS:
Beginning units	35,175	37,857	12,105	1,333	-	-	33,111	33,173
Units purchased	-	36,043	5,571	13,741	1,709	-	717	30,130
Units surrendered	(1,114)	(38,725)	(5,856)	(2,969)	(1,709)	-	(292)	(30,192)

Ending units	34,061	35,175	11,820	12,105	-	-	33,536	33,111

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		MSBF		NVAMVX		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$98,645	84,861	163	95	77	62	155,720	116,683
Realized gain (loss) on investments	686,522	(2,006,399)	13	(2)	85	3	92,081	232,746
Change in unrealized gain (loss) on investments	1,279,562	2,545,344	(23)	11	1,621	765	(422,211)	10,310
Reinvested capital gains	173,588	406,654	-	-	-	-	33,478	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,238,317	1,030,460	153	104	1,783	830	(140,932)	359,739

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(64,902)	3,558	147	-	-	-	1,507	40
Transfers between funds	(2,667,159)	(375,262)	(163)	-	-	4,540	2,165,339	493,002
Surrenders (notes 2, 3, 4, 5 and 6)	(128,001)	(164,178)	(145)	(193)	(303)	(82)	(257,030)	(68,395)
Adjustments to maintain reserves	(79)	25	(9)	(5)	(4)	(2)	1	(7)

Net equity transactions	(2,860,141)	(535,857)	(170)	(198)	(307)	4,456	1,909,817	424,640

Net change in contract owners’ equity	(621,824)	494,603	(17)	(94)	1,476	5,286	1,768,885	784,379
Contract owners’ equity at beginning of period	9,982,001	9,487,398	3,009	3,103	5,286	-	5,984,254	5,199,875

Contract owners’ equity at end of period	$9,360,177	9,982,001	2,992	3,009	6,762	5,286	7,753,139	5,984,254

CHANGE IN UNITS:
Beginning units	133,716	196,513	111	119	446	-	479,419	449,920
Units purchased	1,615	136,189	-	-	-	454	246,180	524,339
Units surrendered	(34,323)	(198,986)	(6)	(8)	(22)	(8)	(90,648)	(494,840)

Ending units	101,008	133,716	105	111	424	446	634,951	479,419

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19	24	42	240	5	15	2	4
Realized gain (loss) on investments	46	(33)	(170)	(682)	12	(17)	(1)	(8)
Change in unrealized gain (loss) on investments	587	1,121	4,885	2,806	299	272	72	42
Reinvested capital gains	36	38	-	524	1	24	-	14

Net increase (decrease) in contract owners’ equity resulting from operations	688	1,150	4,757	2,888	317	294	73	52

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(871)	(1,109)	(1,566)	(1,696)	(197)	(238)	(31)	(36)
Adjustments to maintain reserves	(4)	1	20	(25)	14	(1)	3	14

Net equity transactions	(875)	(1,108)	(1,546)	(1,721)	(183)	(239)	(28)	(22)

Net change in contract owners’ equity	(187)	42	3,211	1,167	134	55	45	30
Contract owners’ equity at beginning of period	16,114	16,072	27,108	25,941	3,560	3,505	556	526

Contract owners’ equity at end of period	$15,927	16,114	30,319	27,108	3,694	3,560	601	556

CHANGE IN UNITS:
Beginning units	904	970	863	927	163	175	21	22
Units purchased	-	-	-	-	-	-	-	-
Units surrendered	(48)	(66)	(45)	(64)	(8)	(12)	(1)	(1)

Ending units	856	904	818	863	155	163	20	21

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRA1		NVMLG1		NVMMG1		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	1	(44)	(44)	-	-	17	38
Realized gain (loss) on investments	1	-	(519)	(2,833)	11	(2)	51	(9,928)
Change in unrealized gain (loss) on investments	19	11	7,727	(5,226)	(199)	307	1,002	11,786
Reinvested capital gains	-	-	7,665	15,519	139	113	75	356

Net increase (decrease) in contract owners’ equity resulting from operations	20	12	14,829	7,416	(49)	418	1,145	2,252

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	(442)	-	-	(876)	-
Transfers between funds	-	-	-	11,442	-	-	1,359	(74,278)
Surrenders (notes 2, 3, 4, 5 and 6)	(6)	(6)	(1,708)	(1,646)	(57)	(55)	(715)	(327)
Adjustments to maintain reserves	7	5	12	(19)	12	(15)	(5)	3

Net equity transactions	1	(1)	(1,696)	9,335	(45)	(70)	(237)	(74,602)

Net change in contract owners’ equity	21	11	13,133	16,751	(94)	348	908	(72,350)
Contract owners’ equity at beginning of period	104	93	37,700	20,949	1,066	718	3,933	76,283

Contract owners’ equity at end of period	$125	104	50,833	37,700	972	1,066	4,841	3,933

CHANGE IN UNITS:
Beginning units	3	3	1,051	759	24	26	185	4,276
Units purchased	-	-	-	502	-	-	3,631	-
Units surrendered	-	-	(41)	(210)	(1)	(2)	(3,641)	(4,091)

Ending units	3	3	1,010	1,051	23	24	175	185

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM		SAM5		SCF		SCGF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	(95,501)	118,134	(1,298)	(1,860)	(1)	-
Realized gain (loss) on investments	-	-	-	-	167,029	(147,482)	4	(6)
Change in unrealized gain (loss) on investments	-	-	-	-	193,835	338,609	4	125
Reinvested capital gains	-	-	-	-	10,691	45,739	56	64

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(95,501)	118,134	370,257	235,006	63	183

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(177,566)	-	36,721	23,265	(472)	(541)	-	-
Transfers between funds	176,633	-	10,776,156	2,977,879	(631,944)	(159,586)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	933	-	(1,604,356)	(1,476,309)	(35,736)	(14,219)	(35)	(33)
Adjustments to maintain reserves	-	-	(1)	79	39	4	(33)	36

Net equity transactions	-	-	9,208,520	1,524,914	(668,113)	(174,342)	(68)	3

Net change in contract owners’ equity	-	-	9,113,019	1,643,048	(297,856)	60,664	(5)	186
Contract owners’ equity at beginning of period	-	-	90,616,989	88,973,941	1,317,588	1,256,924	641	455

Contract owners’ equity at end of period	$-	-	99,730,008	90,616,989	1,019,732	1,317,588	636	641

CHANGE IN UNITS:
Beginning units	-	-	7,558,764	7,498,692	16,787	22,870	10	10
Units purchased	70	-	952,673	4,262,829	-	17,870	-	-
Units surrendered	(70)	-	(184,295)	(4,202,757)	(6,847)	(23,953)	(1)	-

Ending units	-	-	8,327,142	7,558,764	9,940	16,787	9	10

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCVF		TRF		AMCG		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11)	(2)	1,790	2,267	-	-	2,275	3,104
Realized gain (loss) on investments	(197)	(548)	1,614	996	(346)	6	1,389	1
Change in unrealized gain (loss) on investments	3,245	851	35,624	3,021	(234)	141	146,607	87,492
Reinvested capital gains	-	42	12,029	15,554	590	24	15,730	25,385

Net increase (decrease) in contract owners’ equity resulting from operations	3,037	343	51,057	21,838	10	171	166,001	115,982

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(230)	-	(3,775)	14	3,764	-	-	-
Transfers between funds	217	-	3,541	(14)	367	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(602)	(554)	(1,432)	(1,459)	(4,110)	(32)	(5,087)	(4,075)
Adjustments to maintain reserves	(58)	7	(18)	19	44	(19)	-	7

Net equity transactions	(673)	(547)	(1,684)	(1,440)	65	(51)	(5,087)	(4,068)

Net change in contract owners’ equity	2,364	(204)	49,373	20,398	75	120	160,914	111,914
Contract owners’ equity at beginning of period	9,745	9,949	235,368	214,970	581	461	713,114	601,200

Contract owners’ equity at end of period	$12,109	9,745	284,741	235,368	656	581	874,028	713,114

CHANGE IN UNITS:
Beginning units	138	148	6,375	6,419	9	10	54,609	54,990
Units purchased	-	-	759	-	4,474	-	-	-
Units surrendered	(8)	(10)	(800)	(44)	(4,474)	(1)	(349)	(381)

Ending units	130	138	6,334	6,375	9	9	54,260	54,609

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVAAA		PMVHYA		PMVLDA		PMVRRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,129	812	12,081	11,379	3,035	7,018	29,912	8,674
Realized gain (loss) on investments	211	61	612	(247)	(6,725)	(2,184)	49,298	40,142
Change in unrealized gain (loss) on investments	501	379	(2,947)	2,512	(3,860)	13,618	(46,801)	31,612
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,841	1,252	9,746	13,644	(7,550)	18,452	32,409	80,428

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	7,177	87,388	20	-
Transfers between funds	-	-	34,537	18,951	(91,003)	77,284	(369,623)	(36,252)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,043)	(1,155)	(4,333)	(3,818)	(14,270)	(10,713)	(17,233)	(9,719)
Adjustments to maintain reserves	(21)	9	-	31	-	63	29	66

Net equity transactions	(1,064)	(1,146)	30,204	15,164	(98,096)	154,022	(386,807)	(45,905)

Net change in contract owners’ equity	1,777	106	39,950	28,808	(105,646)	172,474	(354,398)	34,523
Contract owners’ equity at beginning of period	18,009	17,903	253,497	224,689	777,861	605,387	755,205	720,682

Contract owners’ equity at end of period	$19,786	18,009	293,447	253,497	672,215	777,861	400,807	755,205

CHANGE IN UNITS:
Beginning units	743	797	21,332	19,969	46,839	37,423	32,360	35,365
Units purchased	-	-	2,876	1,706	2,952	10,068	-	41,650
Units surrendered	(40)	(54)	(359)	(343)	(8,929)	(652)	(16,072)	(44,655)

Ending units	703	743	23,849	21,332	40,862	46,839	16,288	32,360

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		ROCMC		TRBCGP		TREI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$103,711	105,829	(211)	(105)	(608)	(635)	2,551	3,004
Realized gain (loss) on investments	6,295	13,807	22,115	(4,452)	117,806	42,392	259	(1,589)
Change in unrealized gain (loss) on investments	(449,328)	240,694	(6,797)	13,592	(66,327)	152,814	27,814	5,621
Reinvested capital gains	256,686	65,888	5,237	707	52,975	21,879	16,118	4,025

Net increase (decrease) in contract owners’ equity resulting from operations	(82,636)	426,218	20,344	9,742	103,846	216,450	46,742	11,061

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(25,369)	99,257	41,989	296	-	-	(4,223)	-
Transfers between funds	154,950	1,831,741	2,525	(24,696)	(299,102)	(90,354)	3,705	86,327
Surrenders (notes 2, 3, 4, 5 and 6)	(113,188)	(165,282)	(1,368)	(1,891)	(9,722)	(9,928)	(4,726)	(4,159)
Adjustments to maintain reserves	(239)	358	20	(14)	(6)	36	69	(38)

Net equity transactions	16,154	1,766,074	43,166	(26,305)	(308,830)	(100,246)	(5,175)	82,130

Net change in contract owners’ equity	(66,482)	2,192,292	63,510	(16,563)	(204,984)	116,204	41,567	93,191
Contract owners’ equity at beginning of period	6,076,401	3,884,109	57,147	73,710	702,581	586,377	189,239	96,048

Contract owners’ equity at end of period	$6,009,919	6,076,401	120,657	57,147	497,597	702,581	230,806	189,239

CHANGE IN UNITS:
Beginning units	247,480	171,990	1,289	2,056	16,717	18,716	4,971	2,533
Units purchased	25,797	95,258	1,317	9	-	-	803	2,567
Units surrendered	(25,151)	(19,768)	(509)	(776)	(6,641)	(1,999)	(946)	(129)

Ending units	248,126	247,480	2,097	1,289	10,076	16,717	4,828	4,971

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRLT1		TRMCG2		TRNAG1		VWEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$47,130	55,813	(396)	(490)	(4)	(4)	4,226	7,166
Realized gain (loss) on investments	57,957	76,610	2,342	8,802	100	58	4,859	30,700
Change in unrealized gain (loss) on investments	(145,781)	37,244	7,608	34,965	(146)	687	(81,051)	(117,216)
Reinvested capital gains	30,595	-	42,627	23,878	958	663	11,581	13,573

Net increase (decrease) in contract owners’ equity resulting from operations	(10,099)	169,667	52,181	67,155	908	1,404	(60,385)	(65,777)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(112)	-	(5,898)	(368)	-	-	-	-
Transfers between funds	1,835,004	835,571	5,072	(25,388)	-	-	-	(1,087,003)
Surrenders (notes 2, 3, 4, 5 and 6)	(142,605)	(39,701)	(9,443)	(10,555)	(262)	(252)	(17,156)	(46,749)
Adjustments to maintain reserves	319	313	123	(44)	19	27	(28)	(28)

Net equity transactions	1,692,606	796,183	(10,146)	(36,355)	(243)	(225)	(17,184)	(1,133,780)

Net change in contract owners’ equity	1,682,507	965,850	42,035	30,800	665	1,179	(77,569)	(1,199,557)
Contract owners’ equity at beginning of period	3,360,221	2,394,371	364,975	334,175	4,512	3,333	522,635	1,722,192

Contract owners’ equity at end of period	$5,042,728	3,360,221	407,010	364,975	5,177	4,512	445,066	522,635

CHANGE IN UNITS:
Beginning units	285,870	215,994	3,671	4,216	61	65	6,957	39,293
Units purchased	169,537	363,528	357	2,452	-	-	-	6,775
Units surrendered	(26,549)	(293,652)	(462)	(2,997)	(3)	(4)	(228)	(39,111)

Ending units	428,858	285,870	3,566	3,671	58	61	6,729	6,957

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWHA		SVOF		DVIV		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7	11	-	2	-	112	-	65
Realized gain (loss) on investments	30	(11)	735	(1)	-	(120)	-	(3,601)
Change in unrealized gain (loss) on investments	263	244	(58)	63	-	(708)	-	1,103
Reinvested capital gains	-	-	33	38	-	-	-	1,819

Net increase (decrease) in contract owners’ equity resulting from operations	300	244	710	102	-	(716)	-	(614)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	(2,690)	-	-	4	-	-
Transfers between funds	-	-	11,224	-	-	(2,557)	-	(4,540)
Surrenders (notes 2, 3, 4, 5 and 6)	(96)	(85)	(9,138)	(31)	-	(70)	-	(242)
Adjustments to maintain reserves	(4)	(11)	35	(12)	-	(7)	-	1

Net equity transactions	(100)	(96)	(569)	(43)	-	(2,630)	-	(4,781)

Net change in contract owners’ equity	200	148	141	59	-	(3,346)	-	(5,395)
Contract owners’ equity at beginning of period	1,589	1,441	571	512	-	3,346	-	5,395

Contract owners’ equity at end of period	$1,789	1,589	712	571	-	-	-	-

CHANGE IN UNITS:
Beginning units	38	41	12	13	-	140	-	218
Units purchased	-	-	11,536	-	-	-	-	-
Units surrendered	(2)	(3)	(11,536)	(1)	-	(140)	-	(218)

Ending units	36	38	12	12	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period or the activity is minimal and rounds to $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)*
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)*
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)*
American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)*
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)*
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*
AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)*
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CALVERT GROUP
Calvert VP S&P 500 Index Portfolio (CVSPIP)
Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*
DAVIS FUNDS
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)*

DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)*
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)*
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)*
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)*
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)*
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)*
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)*
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)*
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)*
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)*
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)*
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)*
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)*
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)*
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)*
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)*
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)*
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)*
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)*
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)*
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)*
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)*
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)*
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)*
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*
WELLS FARGO FUNDS
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)*
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

Effective January 1, 2021, the trust name Amundi Pioneer was changed to Amundi US.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBD2	American Funds Insurance Series(R) - The Bond Fund of America: Class 2	American Funds Insurance Series(R) - Bond Fund: Class 2	5/1/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
TRNAG1	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $14,907 and $13,336, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For corporate flexible premium policies, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

·	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

·	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium policies may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned subaccount cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $857,157 and $72,075, respectively, and total transfers from the Separate Account to the fixed account were $954,714 and $74,478, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$185,813,354	$-	$-	$185,813,354

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$190	$281
ALVIVA	279,044	139,833
ACVCA	19	9
ACVI	1,422	1,431
ACVIG	93,844	5,145
ACVMV1	2,108	6,026
ACVU1	2,531	891
ACVV	207,592	218,717
AMVGR2	411,791	1,033,003
AMVI2	209,321	118,268
PIHYB1	649	701
MLVLC2	1,218	135

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

DCAP	88,003	7,601
DSIF	3,094,707	7,516,900
DSRG	227	413
DVSCS	1,123,553	2,328,035
CVSPIP	260,735	171,808
FQB	30	48
FCS	474,561	199,464
FEIS	7,966	4,925
FGOS	60,010	6,783
FGS	1,436,722	1,118,956
FHIS	404	428
FIGBS	83,300	4,972
FMCS	213,493	97,269
FOS	6,229	979
FVSS	246	137
FTVSV2	248,489	522,862
TIF2	47	140
GVMCE	5,726	2,151
AVIE	307	211
OVAG	1,111	560
OVGI	66	55
OVGR	236,147	229,907
OVGS	256,957	1,063,041
WRMCG	156,662	506,966
WRRESP	851	1,918
JPMMV1	142,810	432,347
JABS	3,807	5,809
JACAS	4,404	947
JAGTS	10,511	4,403
JAIGS	11,395	9,098
LZREMS	41,761	21,829
BNCAI	1,137	596
LOVBD	21,326	15,369
MV2RIS	7,777	3,459
MVBRES	111,182	46,926
MVFSC	280,982	668,970
MVIVSC	196,126	984,220
MSEM	511	556
MSVMG	461	70
MSVRE	87,498	64,591
EIF	20	46
GBF	547,457	335,322
GEM	60,999	57,114
GIG	21,592	28,140
GVIDM	5,052	4,258
HIBF	102,492	35,074
MCIF	2,632,016	5,219,844
MSBF	166	165
NVAMVX	84	310
NVBX	4,796,314	2,697,300
NVCCN1	70	886
NVCMA1	71	1,595
NVCMC1	10	201
NVCMD1	2	31
NVCRA1	-	5
NVMLG1	7,665	1,753
NVMMG1	140	58
NVOLG1	96	237
SAM5	17,261,770	8,148,751
SCF	247,914	906,673

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

SCGF	56	36
SCVF	-	626
TRF	14,628	2,474
AMCG	5,671	5,060
AMSRS	18,806	5,888
PMVAAA	2,148	1,062
PMVHYA	60,828	18,543
PMVLDA	145,465	240,527
PMVRRA	178,629	535,554
PMVTRA	608,015	231,226
ROCMC	142,314	94,142
TRBCGP	76,386	332,844
TREI2	19,125	5,701
TRLT1	3,808,006	2,037,993
TRMCG2	42,627	10,665
TRNAG1	958	267
VWEM	16,323	17,672
VWHA	8	97
SVOF	10,778	11,349

	$40,722,667	$38,559,648

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.10%			426	$58.34			$24,855	0.83%	28.03%
2020	0.10%			431	45.57			19,641	1.20%	2.62%
2019	0.10%	to	0.25%	1,254	44.41	to	43.27	54,739	1.24%	23.79%	to	23.60%
2018	0.10%	to	0.25%	1,299	35.87	to	35.01	45,918	0.00%	-5.70%	to	-5.84%
2017	0.25%			1,310	37.18			48,705	1.51%	18.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2021	0.20%			24,720	10.79			266,683	2.42%	10.86%
2020	0.20%			12,030	9.73			117,067	2.02%	2.26%
2019	0.20%			10,733	9.52			102,137	0.95%	16.90%
2018	0.20%			10,644	8.14			86,644	1.47%	-22.94%
2017	0.20%			11,076	10.56			117,006	2.28%	25.17%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2021	0.10%			3	62.66			188	0.00%	11.04%
2020	0.10%			3	56.43			169	0.00%	42.31%
2019	0.10%			3	39.65			119	0.00%	35.43%
2018	0.25%			2	42.64			85	0.00%	-5.43%
2017	0.25%			2	45.09			90	0.00%	21.49%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.10%			42	33.69			1,415	0.12%	8.64%
2020	0.10%			44	31.01			1,365	1.28%	25.75%
2019	0.10%	to	0.25%	37,640	24.66	to	23.94	901,431	0.87%	28.29%	to	28.10%
2018	0.10%	to	0.25%	39,599	19.22	to	18.69	740,276	0.00%	-15.31%	to	-15.43%
2017	0.25%			41,309	22.10			912,989	0.87%	30.88%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.10%			14,941	43.72			653,288	1.08%	23.53%
2020	0.10%			15,053	35.40			532,828	1.94%	11.70%
2019	0.10%	to	0.25%	16,871	31.69	to	34.27	538,386	2.07%	23.83%	to	23.64%
2018	0.10%	to	0.25%	18,189	25.59	to	27.72	502,082	0.00%	-6.96%	to	-7.10%
2017	0.25%			21,360	29.83			637,269	2.38%	20.19%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.10%			5,476	35.10			192,195	1.16%	23.08%
2020	0.10%			5,655	28.52			161,259	1.82%	1.11%
2019	0.25%			6,023	27.69			166,772	2.07%	28.83%
2018	0.25%			6,408	21.49			137,729	0.00%	-13.05%
2017	0.25%			6,636	24.72			164,044	1.55%	11.42%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.10%			561	75.90			42,577	0.00%	23.04%
2020	0.10%			574	61.68			35,407	0.00%	49.70%
2019	0.10%	to	0.25%	1,004	41.20	to	40.13	40,749	0.00%	34.44%	to	34.24%
2018	0.10%	to	0.25%	1,028	30.65	to	29.89	30,964	0.00%	0.66%	to	0.51%
2017	0.25%			1,043	29.74			31,020	0.35%	31.90%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.10%			1,329	64.06			85,139	1.96%	24.38%
2020	0.10%			1,330	51.50			68,500	2.32%	0.88%
2019	0.10%			1,372	51.06			70,049	2.19%	26.91%
2018	0.25%			4,598	35.28			162,208	0.00%	-9.38%
2017	0.25%			4,721	38.93			183,784	1.66%	8.48%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2021	0.10%			16,515	59.63			984,714	0.20%	21.87%
2020	0.10%			31,433	48.93			1,537,911	0.32%	51.93%
2019	0.25%			37,988	31.77			1,206,814	0.75%	30.45%
2018	0.25%			41,470	24.35			1,009,937	0.42%	-0.50%
2017	0.25%			47,854	24.48			1,171,236	0.51%	27.97%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2021	0.20%			10,088	16.80			169,464	2.79%	-1.69%
2020	0.20%			5,021	17.09			85,798	0.67%	13.75%
2019	0.20%			5,066	15.02			76,106	1.40%	22.64%
2018	0.20%			5,675	12.25			69,518	1.56%	-13.31%
2017	0.20%			6,791	14.13			95,958	1.50%	31.88%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2021	0.10%			335	37.77			12,654	5.13%	5.60%
2020	0.10%			354	35.77			12,663	5.41%	2.38%
2019	0.10%			380	34.94			13,277	4.90%	14.33%
2018	0.25%			416	29.82			12,405	4.70%	-3.57%
2017	0.25%			442	30.92			13,668	4.62%	6.99%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2021	0.10%			54	50.12			2,707	1.32%	28.07%
2020	0.10%			57	39.14			2,231	0.94%	19.54%
2019	0.10%			62	32.74			2,030	1.24%	28.54%
2018	0.25%			67	24.95			1,672	1.31%	-5.60%
2017	0.25%			71	26.43			1,877	1.15%	21.77%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	0.10%			18,662	54.71			1,021,047	0.44%	27.00%
2020	0.10%	to	0.25%	18,724	43.08	to	47.75	809,915	0.79%	23.57%	to	23.38%
2019	0.10%	to	0.25%	18,855	34.86	to	38.70	661,981	1.17%	35.96%	to	35.76%
2018	0.10%	to	0.25%	17,440	25.64	to	28.51	494,762	1.26%	-6.95%	to	-7.09%
2017	0.25%			17,484	30.68			536,446	1.35%	27.01%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.10%	to	0.25%	360,869	52.38	to	58.90	18,924,377	1.13%	28.28%	to	28.09%
2020	0.10%	to	0.25%	478,765	40.83	to	45.98	19,565,049	1.58%	17.89%	to	17.71%
2019	0.10%	to	0.25%	540,231	34.63	to	39.06	19,349,790	1.66%	31.05%	to	30.86%
2018	0.10%	to	0.25%	726,329	26.43	to	29.85	19,839,583	1.65%	-4.73%	to	-4.87%
2017	0.10%	to	0.25%	789,127	27.74	to	31.38	22,671,891	1.75%	21.42%	to	21.24%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.10%			201	41.46			8,334	0.75%	26.87%
2020	0.10%			212	32.68			6,929	1.09%	24.02%
2019	0.10%			228	26.35			6,008	1.46%	34.22%
2018	0.25%			212	22.53			4,776	1.63%	-4.64%
2017	0.25%			466	23.63			11,010	1.13%	15.05%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.10%			67,746	61.77			4,184,477	0.69%	26.02%
2020	0.10%			90,121	49.01			4,417,275	1.03%	10.53%
2019	0.10%	to	0.25%	95,468	44.35	to	43.19	4,157,684	0.92%	22.09%	to	21.91%
2018	0.20%	to	0.25%	109,525	35.72	to	35.43	3,910,850	0.85%	-9.16%	to	-9.20%
2017	0.20%	to	0.25%	116,301	39.32	to	39.02	4,570,782	0.66%	12.18%	to	12.12%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2021	0.10%			162,814	28.45			4,631,505	1.33%	28.29%
2020	0.10%			169,432	22.17			3,756,996	2.79%	17.98%
2019	0.10%			141	18.79			2,650	1.80%	31.02%
2018	0.25%			152	14.24			2,165	1.93%	-4.97%
2017	0.25%			161	14.99			2,413	1.46%	21.16%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2018	0.25%			120	16.08			1,929	0.62%	-17.15%
2017	0.25%			348	19.41			6,754	0.80%	11.48%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.10%			31	27.03			838	2.53%	-1.49%
2020	0.10%			33	27.44			905	2.75%	8.01%
2019	0.10%			35	25.40			889	2.94%	9.33%
2018	0.25%			39	22.56			880	0.01%	-0.84%
2017	0.25%			308,366	22.75			7,015,146	3.23%	3.78%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.10%	to	0.20%	7,228	78.81	to	77.43	560,701	0.03%	27.58%	to	27.45%
2020	0.10%	to	0.20%	3,816	61.78	to	60.76	232,611	0.15%	30.30%	to	30.17%
2019	0.10%	to	0.25%	5,393	47.41	to	55.22	260,182	0.36%	31.32%	to	31.12%
2018	0.10%	to	0.25%	6,041	36.10	to	42.11	224,321	0.57%	-6.58%	to	-6.72%
2017	0.20%	to	0.25%	6,425	38.12	to	45.15	258,763	0.91%	21.52%	to	21.46%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.10%			817	45.18			36,909	1.89%	24.70%
2020	0.10%			862	36.23			31,228	1.73%	6.44%
2019	0.10%			926	34.04			31,517	1.34%	27.20%
2018	0.25%			5,124	26.31			134,815	2.26%	-8.63%
2017	0.25%			5,000	28.80			143,978	1.69%	12.52%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2021	0.10%			9,549	72.25			689,893	0.00%	11.72%
2020	0.10%	to	0.25%	9,587	64.67	to	69.51	623,155	0.01%	68.33%	to	68.07%
2019	0.10%	to	0.25%	9,747	38.42	to	41.35	379,169	0.05%	40.56%	to	40.35%
2018	0.10%	to	0.25%	10,394	27.33	to	29.47	303,184	0.11%	12.23%	to	12.06%
2017	0.25%			10,352	26.29			272,194	0.20%	34.06%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.10%			95,549	61.78			5,903,162	0.00%	22.96%
2020	0.10%	to	0.25%	111,143	50.25	to	64.07	5,592,570	0.06%	43.61%	to	43.39%
2019	0.10%	to	0.25%	140,404	34.99	to	44.68	4,926,652	0.17%	34.05%	to	33.85%
2018	0.10%	to	0.25%	153,758	26.10	to	33.38	4,283,811	0.13%	-0.38%	to	-0.53%
2017	0.25%			9,058	33.56			303,981	0.12%	34.67%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.10%			307	25.21			7,738	5.21%	4.39%
2020	0.10%			324	24.14			7,823	4.93%	2.55%
2019	0.10%			348	23.55			8,194	5.07%	14.80%
2018	0.25%			405	18.83			7,626	5.45%	-3.84%
2017	0.25%			430	19.58			8,421	5.21%	6.80%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.10%			8,185	19.63			160,659	2.41%	-0.82%
2020	0.10%			4,534	19.79			89,734	1.99%	9.15%
2019	0.10%			1,441	18.13			26,130	2.61%	9.47%
2018	0.25%			1,574	16.23			25,543	2.38%	-0.88%
2017	0.25%			1,671	16.37			27,358	0.79%	3.90%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.10%	to	0.20%	3,401	52.05	to	51.19	174,172	0.63%	25.38%	to	25.25%
2020	0.10%	to	0.20%	1,489	41.51	to	40.87	60,913	0.50%	17.92%	to	17.80%
2019	0.10%	to	0.20%	1,695	35.20	to	34.69	58,855	0.77%	23.22%	to	23.10%
2018	0.20%	to	0.25%	1,926	28.18	to	27.99	54,257	0.52%	-14.81%	to	-14.85%
2017	0.20%	to	0.25%	2,387	33.08	to	32.87	78,940	0.62%	20.46%	to	20.40%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.10%			2,502	33.55			83,937	0.45%	19.45%
2020	0.10%	to	0.25%	2,592	28.08	to	26.72	71,097	0.41%	15.38%	to	15.21%
2019	0.10%	to	0.25%	855	24.34	to	23.19	20,244	1.36%	27.55%	to	27.35%
2018	0.10%	to	0.25%	1,824	19.08	to	18.21	33,757	1.12%	-14.97%	to	-15.10%
2017	0.25%			2,205	21.45			47,293	1.25%	29.78%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.10%			50	52.96			2,648	1.44%	33.35%
2020	0.10%			53	39.72			2,105	1.21%	8.07%
2019	0.10%			57	36.75			2,095	1.57%	34.16%
2018	0.25%			62	26.72			1,657	0.86%	-17.54%
2017	0.25%			66	32.40			2,139	1.39%	18.91%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.10%	to	0.20%	54,099	42.83	to	42.12	2,315,803	1.03%	25.24%	to	25.12%
2020	0.10%	to	0.20%	62,841	34.20	to	33.67	2,148,532	1.78%	5.08%	to	4.98%
2019	0.10%	to	0.25%	78,223	32.54	to	31.84	2,545,078	0.94%	26.22%	to	26.03%
2018	0.10%	to	0.25%	125,987	25.78	to	25.26	3,216,008	1.13%	-12.96%	to	-13.09%
2017	0.20%	to	0.25%	52,529	29.25	to	29.07	1,527,044	0.54%	10.43%	to	10.38%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.10%			91	26.39			2,402	1.85%	4.05%
2020	0.10%			96	25.36			2,435	2.62%	-1.26%
2019	0.10%	to	0.25%	608	25.69	to	25.03	15,262	1.75%	12.42%	to	12.25%
2018	0.20%	to	0.25%	633	22.48	to	22.30	14,115	2.34%	-15.61%	to	-15.65%
2017	0.20%	to	0.25%	635	26.64	to	26.44	16,788	2.46%	16.46%	to	16.40%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2021	0.10%			607	71.16			43,196	0.48%	30.82%
2020	0.10%			641	54.40			34,870	0.65%	8.29%
2019	0.10%			688	50.23			34,560	0.76%	31.40%
2018	0.25%			883	37.30			32,940	1.33%	-10.68%
2017	0.25%			925	41.77			38,634	0.29%	10.79%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2021	0.10%			101	37.59			3,797	1.27%	5.78%
2020	0.10%			107	35.54			3,803	2.41%	13.88%
2019	0.10%			114	31.21			3,558	1.78%	28.44%
2018	0.25%			4,846	23.77			115,176	2.08%	-15.19%
2017	0.25%			4,770	28.02			133,673	1.61%	22.70%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.10%			182	59.47			10,824	0.00%	18.98%
2020	0.10%			192	49.98			9,597	0.04%	40.55%
2019	0.10%			206	35.56			7,326	0.00%	39.22%
2018	0.25%			212	26.55			5,628	0.00%	-6.32%
2017	0.25%			226	28.34			6,404	0.03%	28.47%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2021	0.10%			22	50.23			1,105	0.71%	27.44%
2020	0.10%			23	39.42			907	1.50%	13.83%
2019	0.10%			25	34.63			866	1.06%	31.95%
2018	0.25%			30	23.62			709	1.16%	-8.12%
2017	0.25%			32	25.70			823	1.20%	16.62%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.10%			13,108	60.15			788,468	0.00%	22.45%
2020	0.10%			13,411	49.13			658,817	0.00%	36.45%
2019	0.10%			13,016	36.00			468,604	0.07%	36.06%
2018	0.25%			17,805	29.30			521,763	0.32%	-5.97%
2017	0.25%			18,152	31.16			565,677	0.22%	26.52%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.10%			14,152	52.80			747,169	0.00%	15.37%
2020	0.10%			30,344	45.76			1,388,563	0.69%	27.51%
2019	0.10%	to	0.25%	37,492	35.89	to	34.84	1,306,931	0.88%	31.66%	to	31.46%
2018	0.25%			42,992	26.51			1,139,558	0.99%	-13.40%
2017	0.25%			45,088	30.61			1,380,000	0.91%	36.32%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.10%			8,239	42.75			352,231	0.00%	16.24%
2020	0.10%			18,666	36.78			686,518	0.00%	48.85%
2019	0.25%			24,895	24.43			608,086	0.00%	37.60%
2018	0.25%			27,711	17.75			491,925	0.00%	-0.31%
2017	0.25%			31,431	17.81			559,691	0.00%	26.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.10%			1,064	38.47			40,934	0.90%	43.54%
2020	0.10%			1,123	26.80			30,099	1.71%	-3.22%
2019	0.10%			1,205	27.70			33,373	1.57%	24.30%
2018	0.25%			1,316	21.83			28,726	0.00%	-5.81%
2017	0.25%			1,397	23.17			32,375	1.29%	5.12%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.10%			11,406	53.41			609,178	0.98%	29.75%
2020	0.10%			17,944	41.16			738,595	1.53%	0.27%
2019	0.10%	to	0.25%	23,621	41.05	to	40.10	947,489	1.56%	26.63%	to	26.44%
2018	0.25%			26,493	31.71			840,132	0.94%	-12.06%
2017	0.25%			27,393	36.06			987,769	0.83%	13.48%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.10%			5,293	54.74			289,741	0.67%	16.79%
2020	0.10%	to	0.25%	5,437	46.87	to	45.60	253,262	1.55%	13.92%	to	13.74%
2019	0.10%	to	0.25%	2,529	41.14	to	40.09	103,303	1.72%	22.15%	to	21.97%
2018	0.10%	to	0.25%	2,103	33.68	to	32.87	69,310	1.57%	0.33%	to	0.18%
2017	0.25%			2,983	32.81			97,872	1.39%	17.84%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.10%			599	62.86			37,651	0.00%	22.48%
2020	0.10%			615	51.32			31,562	0.14%	38.90%
2019	0.10%	to	0.25%	1,644	36.95	to	35.86	59,733	0.02%	36.72%	to	36.51%
2018	0.10%	to	0.25%	2,676	27.03	to	26.27	70,963	1.05%	1.62%	to	1.46%
2017	0.25%			2,704	25.89			70,009	0.00%	29.67%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.10%			2,039	40.56			82,707	0.11%	17.63%
2020	0.10%			2,153	34.48			74,243	0.00%	50.58%
2019	0.10%			2,311	22.90			52,924	0.41%	44.67%
2018	0.25%			2,543	15.39			39,127	1.07%	0.66%
2017	0.25%			2,701	15.29			41,287	0.44%	44.55%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.10%	to	0.25%	47,983	23.55	to	22.78	1,127,569	1.04%	13.17%	to	13.00%
2020	0.10%	to	0.25%	48,333	20.81	to	20.16	1,003,665	0.97%	15.91%	to	15.73%
2019	0.10%	to	0.25%	86,190	17.95	to	17.42	1,502,372	1.85%	26.58%	to	26.39%
2018	0.25%			88,866	13.78			1,224,900	1.67%	-15.35%
2017	0.25%			91,228	16.28			1,485,461	1.60%	30.48%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2018	0.25%			8,780	13.53			118,801	0.12%	-0.91%
2017	0.25%			6,769	13.66			92,436	0.54%	26.77%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.20%			2,670	12.98			34,669	2.18%	5.26%
2020	0.20%			1,192	12.34			14,705	2.68%	-1.47%
2019	0.20%			1,446	12.52			18,105	0.86%	17.91%
2018	0.20%			1,263	10.62			13,412	1.46%	-18.72%
2017	0.20%			1,943	13.06			25,385	1.98%	27.57%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2018	0.25%			509	24.58			12,510	0.00%	3.18%
2017	0.25%			3,959	23.82			94,305	0.00%	23.96%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2021	0.10%			526	98.48			51,802	0.00%	18.60%
2020	0.10%			532	83.04			44,175	0.00%	33.95%
2019	0.10%	to	0.25%	909	61.99	to	60.40	55,436	0.00%	36.25%	to	36.04%
2018	0.10%	to	0.25%	1,365	45.50	to	44.40	61,153	0.00%	-4.03%	to	-4.17%
2017	0.25%			1,383	46.33			64,080	0.00%	26.92%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2021	0.10%			31,468	14.59			459,218	3.01%	3.17%
2020	0.10%			32,497	14.14			459,645	3.87%	7.20%
2019	0.25%			34,270	13.08			448,353	3.89%	13.07%
2018	0.25%			36,153	11.57			418,311	4.46%	-4.26%
2017	0.25%			33,418	12.09			403,870	4.18%	8.94%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2018	0.25%			-	19.27			1	0.92%	-15.25%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2018	0.25%			6,921	10.43			72,206	2.52%	-1.27%
2017	0.25%			11,152	10.57			117,850	2.38%	3.61%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.10%			6,355	15.83			100,621	0.68%	11.16%
2020	0.10%			6,419	14.24			91,434	1.87%	12.60%
2019	0.10%			6,231	12.65			78,824	1.22%	27.54%
2018	0.10%			6,943	9.92			68,864	1.19%	-14.40%
2017	0.25%			7,638	11.54			88,141	1.62%	27.58%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.10%			60,970	25.37			1,546,868	0.91%	29.05%
2020	0.10%			62,963	19.66			1,237,803	1.42%	14.95%
2019	0.25%			66,398	16.96			1,125,982	1.24%	28.55%
2018	0.25%			72,920	13.19			961,936	1.11%	-8.22%
2017	0.25%			85,684	14.37			1,231,555	1.30%	20.17%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.10%			42,354	30.35			1,285,503	1.10%	25.03%
2020	0.10%			57,202	24.27			1,388,570	1.38%	3.12%
2019	0.10%	to	0.25%	61,128	23.54	to	23.11	1,414,943	1.91%	29.38%	to	29.18%
2018	0.10%	to	0.25%	68,527	18.20	to	17.89	1,227,703	1.32%	-10.45%	to	-10.58%
2017	0.25%			88,679	20.01			1,774,294	1.69%	17.06%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.10%			17,498	43.81			766,580	0.10%	10.17%
2020	0.10%			36,465	39.77			1,450,100	0.77%	20.09%
2019	0.25%			42,186	32.59			1,374,834	1.52%	25.34%
2018	0.25%			55,150	26.00			1,433,975	0.93%	-9.95%
2017	0.25%			57,078	28.87			1,648,096	1.28%	26.50%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.10%			173	56.14			9,713	5.10%	-2.12%
2020	0.10%			183	57.36			10,497	4.50%	5.44%
2019	0.10%			196	54.40			10,663	5.31%	14.14%
2018	0.25%			299	33.47			10,008	5.59%	-7.18%
2017	0.25%			317	36.06			11,431	5.41%	9.44%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	0.10%			15	73.20			1,098	0.00%	-11.15%
2020	0.10%			15	82.39			1,236	0.00%	152.05%
2019	0.10%			17	32.69			556	0.00%	39.97%
2018	0.25%			18	22.71			409	0.00%	10.37%
2017	0.25%			19	20.58			391	0.00%	38.42%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.10%	to	0.20%	992	83.98	to	63.14	62,948	2.31%	39.66%	to	39.52%
2020	0.10%	to	0.20%	530	60.13	to	45.25	24,164	2.79%	-16.93%	to	-17.02%
2019	0.10%	to	0.20%	674	72.39	to	54.53	36,989	1.88%	18.82%	to	18.70%
2018	0.20%	to	0.25%	723	45.94	to	47.69	33,248	2.33%	-7.90%	to	-7.95%
2017	0.20%	to	0.25%	468	49.88	to	51.81	23,382	1.46%	2.90%	to	2.85%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.10%			23	37.23			856	1.28%	20.17%
2020	0.10%			25	30.98			775	1.75%	3.53%
2019	0.10%			26	29.93			778	1.83%	27.18%
2018	0.25%			27	24.87			671	1.79%	-7.49%
2017	0.25%			28	26.88			753	3.12%	17.70%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.10%	to	0.25%	25,494	22.74	to	23.13	517,045	1.87%	-2.18%	to	-2.33%
2020	0.10%	to	0.25%	14,955	23.25	to	23.69	319,245	2.58%	5.98%	to	5.82%
2019	0.10%	to	0.25%	12,018	21.94	to	22.38	245,013	1.62%	6.16%	to	6.00%
2018	0.20%	to	0.25%	24,117	17.82	to	21.12	490,408	2.24%	-0.25%	to	-0.30%
2017	0.20%	to	0.25%	22,919	17.87	to	21.18	470,434	2.13%	1.88%	to	1.83%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.10%			3	34.24			103	3.96%	-7.37%
2020	0.10%			3	36.96			111	0.00%	13.19%
2019	0.10%	to	0.25%	26,895	32.66	to	31.73	853,265	2.45%	22.82%	to	22.64%
2018	0.25%			28,318	25.87			732,594	0.69%	-17.62%
2017	0.25%			29,557	31.40			928,235	1.36%	41.15%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.10%			34,061	25.03			852,432	2.55%	12.55%
2020	0.10%			35,175	22.24			782,173	1.21%	7.84%
2019	0.10%	to	0.25%	37,857	20.62	to	20.03	758,393	2.69%	19.00%	to	18.82%
2018	0.25%			35,919	16.86			605,577	2.08%	-14.75%
2017	0.25%			34,652	19.78			685,264	1.73%	27.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2018	0.25%			-	24.57			2	1.54%	-7.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.10%			11,820	32.83			388,013	0.19%	10.20%
2020	0.10%	to	0.25%	12,105	29.79	to	28.95	355,787	0.16%	10.23%	to	10.07%
2019	0.10%	to	0.25%	1,333	27.02	to	26.30	35,415	2.17%	17.63%	to	17.45%
2018	0.10%	to	0.25%	1,434	22.97	to	22.40	32,440	1.66%	-5.77%	to	-5.92%
2017	0.25%			1,444	23.80			34,374	1.76%	12.65%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.10%	to	0.25%	33,536	34.49	to	34.72	1,156,953	4.82%	4.86%	to	4.70%
2020	0.10%	to	0.25%	33,111	32.89	to	33.16	1,089,568	5.45%	5.91%	to	5.75%
2019	0.10%	to	0.25%	33,173	31.06	to	31.36	1,039,748	5.77%	14.63%	to	14.45%
2018	0.20%	to	0.25%	33,464	27.06	to	27.40	916,701	5.95%	-3.19%	to	-3.24%
2017	0.20%	to	0.25%	33,986	27.95	to	28.32	962,171	5.31%	6.54%	to	6.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.10%			101,008	92.67			9,360,177	1.06%	24.13%
2020	0.10%			133,716	74.65			9,982,001	1.20%	13.00%
2019	0.10%	to	0.20%	196,513	66.06	to	47.86	9,487,398	1.24%	25.53%	to	25.40%
2018	0.10%	to	0.25%	233,975	52.63	to	49.43	9,013,393	1.28%	-11.47%	to	-11.61%
2017	0.20%	to	0.25%	238,155	43.15	to	55.92	10,382,808	1.11%	15.55%	to	15.49%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.10%			105	28.50			2,992	5.47%	5.13%
2020	0.10%			111	27.10			3,009	3.43%	3.96%
2019	0.10%			119	26.07			3,103	4.80%	9.06%
2018	0.25%			131	23.15			3,033	2.73%	-2.59%
2017	0.25%			139	23.77			3,303	4.66%	6.07%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.10%			424	15.95			6,762	1.36%	34.57%
2020	0.10%			446	11.85			5,286	1.31%	18.52%		*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.10%			634,951	12.21			7,753,139	2.27%	-2.18%
2020	0.10%			479,419	12.48			5,984,254	2.35%	7.09%
2019	0.25%			449,920	11.56			5,199,875	2.99%	8.13%
2018	0.25%			312,315	10.69			3,338,264	2.53%	-0.61%
2017	0.25%			369,110	10.75			3,969,717	2.52%	2.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.10%			856	18.61			15,927	0.21%	4.38%
2020	0.10%			904	17.83			16,114	0.25%	7.58%
2019	0.10%			970	16.57			16,072	2.57%	10.66%
2018	0.25%			1,053	14.76			15,539	2.29%	-2.75%
2017	0.25%			1,118	15.17			16,965	2.15%	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.10%			818	37.07			30,319	0.24%	18.00%
2020	0.10%			863	31.41			27,108	1.09%	12.25%
2019	0.10%			927	27.98			25,941	2.94%	22.20%
2018	0.25%			1,006	22.57			22,706	2.10%	-9.62%
2017	0.25%			1,068	24.97			26,670	1.59%	17.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.10%			155	23.83			3,694	0.25%	9.12%
2020	0.10%			163	21.84			3,560	0.56%	9.04%
2019	0.10%			175	20.03			3,505	2.69%	14.16%
2018	0.25%			190	17.29			3,285	2.28%	-4.92%
2017	0.25%			202	18.19			3,674	2.00%	9.80%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.10%			20	30.04			601	0.27%	13.52%
2020	0.10%			21	26.46			556	0.84%	10.66%
2019	0.10%			22	23.91			526	2.83%	18.20%
2018	0.25%			24	19.94			479	2.16%	-7.30%
2017	0.25%			26	21.51			559	1.87%	13.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.10%			3	41.71			125	0.19%	20.07%
2020	0.10%			3	34.74			104	1.14%	12.63%
2019	0.10%			3	30.85			93	2.92%	24.02%
2018	0.25%			3	24.51			74	1.93%	-10.95%
2017	0.25%			4	27.53			110	1.37%	19.69%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.10%			1,010	50.33			50,833	0.00%	40.31%
2020	0.10%			1,051	35.87			37,700	0.00%	29.96%
2019	0.10%			759	27.60			20,949	1.48%	30.40%
2018	0.10%	to	0.25%	3,544	21.17	to	20.83	74,159	0.90%	-3.17%	to	-3.32%
2017	0.25%			875	21.55			18,853	0.36%	29.88%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.10%			23	42.27			972	0.12%	-4.80%
2020	0.10%			24	44.40			1,066	0.00%	60.74%
2019	0.10%			26	27.62			718	0.00%	37.12%
2018	0.25%			28	19.83			555	0.00%	-7.08%
2017	0.25%			30	21.34			640	0.00%	27.42%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.10%			175	27.66			4,841	0.49%	30.11%
2020	0.10%			185	21.26			3,933	0.77%	18.78%
2019	0.10%	to	0.25%	4,276	17.90	to	17.80	76,283	3.42%	37.48%	to	37.27%
2018	0.25%			213	12.97			2,762	0.06%	-1.52%
2017	0.25%			5,025	13.17			66,166	0.50%	26.99%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2018	0.25%			-	13.58			1	0.00%	1.14%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.10%	to	0.25%	8,327,142	11.98	to	11.64	99,730,008	0.00%	-0.10%	to	-0.25%
2020	0.10%	to	0.25%	7,558,764	11.99	to	11.67	90,616,989	0.26%	0.16%	to	0.01%
2019	0.10%	to	0.25%	7,498,692	11.97	to	11.67	88,973,941	1.81%	1.73%	to	1.58%
2018	0.10%	to	0.25%	7,455,119	11.77	to	11.48	86,698,579	1.42%	1.34%	to	1.19%
2017	0.20%	to	0.25%	7,953,989	11.44	to	11.35	90,563,654	0.47%	0.27%	to	0.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.10%			9,940	102.59			1,019,732	0.00%	30.71%
2020	0.10%			16,787	78.49			1,317,588	0.02%	22.57%
2019	0.10%	to	0.25%	22,870	64.04	to	54.63	1,256,924	0.07%	25.52%	to	25.33%
2018	0.10%	to	0.25%	24,425	51.02	to	43.58	1,068,846	0.01%	-12.72%	to	-12.85%
2017	0.25%			23,974	50.01			1,198,999	0.00%	13.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.10%			9	70.64			636	0.00%	10.20%
2020	0.10%			10	64.11			641	0.00%	40.75%
2019	0.10%			10	45.55			455	0.00%	35.58%
2018	0.25%			12	32.62			391	0.00%	-8.17%
2017	0.25%			12	35.52			426	0.00%	24.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.10%			130	93.15			12,109	0.00%	31.91%
2020	0.10%			138	70.61			9,745	0.08%	5.05%
2019	0.10%			148	67.22			9,949	1.06%	18.88%
2018	0.25%			199	44.87			8,930	0.67%	-17.16%
2017	0.25%			224	54.17			12,134	0.49%	8.79%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.10%			6,334	44.95			284,741	0.79%	21.76%
2020	0.10%			6,375	36.92			235,368	1.18%	10.24%
2019	0.10%			6,419	33.49			214,970	1.19%	29.18%
2018	0.25%			6,449	26.05			167,978	1.11%	-0.25%
2017	0.25%			6,503	26.11			169,815	1.05%	20.22%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.10%			9	72.84			656	0.00%	12.88%
2020	0.10%			9	64.53			581	0.00%	39.84%
2019	0.10%			10	46.14			461	0.00%	32.62%
2018	0.25%			10	37.33			373	0.00%	-6.64%
2017	0.25%			11	39.98			440	0.00%	24.98%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.10%			54,260	16.11			874,028	0.38%	23.35%
2020	0.10%			54,609	13.06			713,114	0.63%	19.44%
2019	0.10%			54,990	10.93			601,200	0.41%	9.33%		*	***
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.10%			703	28.14			19,786	11.09%	16.12%
2020	0.10%			743	24.24			18,009	5.02%	7.90%
2019	0.10%			797	22.46			17,903	2.94%	11.78%
2018	0.25%			871	19.66			17,122	3.18%	-5.64%
2017	0.25%			925	20.83			19,271	4.66%	13.26%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2021	0.10%			23,849	12.30			293,447	4.46%	3.54%
2020	0.10%			21,332	11.88			253,497	4.81%	5.61%
2019	0.10%			19,969	11.25			224,689	3.66%	14.61%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.10%	to	0.25%	40,862	16.52	to	16.05	672,215	0.52%	-1.03%	to	-1.17%
2020	0.10%	to	0.25%	46,839	16.69	to	16.24	777,861	1.17%	2.89%	to	2.73%
2019	0.10%	to	0.25%	37,423	16.22	to	15.81	605,387	2.77%	3.92%	to	3.77%
2018	0.20%	to	0.25%	36,229	15.36	to	15.23	551,901	1.91%	0.14%	to	0.09%
2017	0.20%	to	0.25%	36,718	15.34	to	15.22	558,875	1.35%	1.15%	to	1.10%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.10%			16,288	24.61			400,807	4.87%	5.44%
2020	0.10%			32,360	23.34			755,205	1.38%	11.60%
2019	0.10%	to	0.25%	35,365	20.91	to	20.37	720,682	1.71%	8.33%	to	8.16%
2018	0.25%			123,552	18.84			2,327,174	2.46%	-2.46%
2017	0.25%			125,343	19.31			2,420,422	2.37%	3.40%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2021	0.10%	to	0.25%	248,126	24.24	to	23.54	6,009,919	1.83%	-1.36%	to	-1.51%
2020	0.10%	to	0.25%	247,480	24.57	to	23.90	6,076,401	2.07%	8.53%	to	8.37%
2019	0.10%	to	0.25%	171,990	22.64	to	22.06	3,884,109	3.01%	8.25%	to	8.08%
2018	0.10%	to	0.25%	31,999	20.92	to	20.41	659,550	2.57%	-0.64%	to	-0.79%
2017	0.20%	to	0.25%	27,506	20.73	to	20.57	565,823	2.02%	4.71%	to	4.66%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.10%	to	0.25%	2,097	58.71	to	57.04	120,657	0.00%	29.85%	to	29.65%
2020	0.10%	to	0.25%	1,289	45.22	to	43.99	57,147	0.00%	23.67%	to	23.48%
2019	0.10%	to	0.25%	2,056	36.56	to	35.62	73,710	0.00%	19.43%	to	19.25%
2018	0.20%	to	0.25%	2,292	30.12	to	29.87	68,814	0.00%	-9.23%	to	-9.27%
2017	0.20%	to	0.25%	2,169	33.18	to	32.93	71,740	0.60%	4.98%	to	4.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2021	0.10%			10,076	49.38			497,597	0.00%	17.50%
2020	0.10%			16,717	42.03			702,581	0.00%	34.14%
2019	0.10%			18,716	31.33			586,377	0.00%	29.76%
2018	0.25%			2,517	23.92			60,214	0.00%	1.66%
2017	0.25%			5,941	23.53			139,804	0.00%	35.83%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2021	0.10%	to	0.25%	4,828	48.81	to	47.42	230,806	1.38%	25.09%	to	24.90%
2020	0.10%	to	0.25%	4,971	39.02	to	37.96	189,239	2.25%	0.86%	to	0.70%
2019	0.10%	to	0.25%	2,533	38.69	to	37.70	96,048	2.08%	25.92%	to	25.73%
2018	0.20%	to	0.25%	2,656	30.23	to	29.98	79,643	1.75%	-9.87%	to	-9.92%
2017	0.20%	to	0.25%	2,677	33.54	to	33.28	89,111	1.47%	15.50%	to	15.44%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2021	0.10%			428,858	11.76			5,042,728	1.30%	0.04%
2020	0.10%			285,870	11.75			3,360,221	1.95%	4.60%
2019	0.25%			215,994	11.09			2,394,371	2.38%	4.09%
2018	0.25%			240,929	10.65			2,565,797	2.03%	0.92%
2017	0.25%			179,525	10.55			1,894,364	1.47%	0.81%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2021	0.10%			3,566	114.14			407,010	0.00%	14.45%
2020	0.10%	to	0.25%	3,671	99.72	to	97.02	364,975	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	4,216	80.85	to	78.77	334,175	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	5,004	61.79	to	60.29	302,816	0.00%	-2.40%	to	-2.54%
2017	0.25%			5,544	61.87			342,983	0.00%	24.13%
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2021	0.10%			58	89.26			5,177	0.00%	20.68%
2020	0.10%			61	73.96			4,512	0.00%	44.23%
2019	0.10%			65	51.28			3,333	0.41%	34.79%
2018	0.25%			71	37.22			2,642	0.16%	0.90%
2017	0.25%			76	36.88			2,803	0.10%	34.09%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.10%			6,729	66.14			445,066	0.92%	-11.96%
2020	0.10%			6,957	75.12			522,635	1.01%	17.13%
2019	0.10%	to	0.25%	39,293	64.14	to	43.63	1,722,192	0.43%	30.46%	to	30.27%
2018	0.25%			37,949	33.50			1,271,119	0.28%	-23.68%
2017	0.25%			37,965	43.89			1,666,161	0.42%	50.66%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.10%			36	49.69			1,789	0.43%	18.80%
2020	0.10%			38	41.83			1,589	0.93%	18.99%
2019	0.10%			41	35.15			1,441	0.00%	11.76%
2018	0.25%			64	21.55			1,379	0.00%	-28.46%
2017	0.25%			68	30.13			2,049	0.00%	-1.94%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.10%			12	59.31			712	0.01%	24.65%
2020	0.10%			12	47.58			571	0.44%	20.88%
2019	0.10%			13	39.36			512	0.28%	31.33%
2018	0.25%			15	29.14			437	0.19%	-7.38%
2017	0.25%			15	31.47			472	0.66%	20.14%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.